NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 07, 2020
Disclosure of subsidiaries [line items]
Revenues	$ 8,885	$ 6,597	$ 4,652
Net income (loss) attributable to partnership	394	233	410
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	8,631	6,279	4,301
Attributable to non-controlling interest, Net Income (loss)	511	412	397
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(130)	241	(657)
Net income (loss) attributable to partnership	237	(6)	385
Attributable to unitholders, Other Comprehensive Income (loss)	364	364	(114)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues	488	478	449
Attributable to non-controlling interest, Net Income (loss)	11	24	22
Attributable to non-controlling interest, Other Comprehensive Income (loss)	42	71	19
Net income (loss) attributable to partnership	46	103	99
Attributable to unitholders, Other Comprehensive Income (loss)	167	278	86
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues	6	179	177
Attributable to non-controlling interest, Net Income (loss)	2	10	15
Attributable to non-controlling interest, Other Comprehensive Income (loss)	156	(9)	(11)
Net income (loss) attributable to partnership	0	2	3
Attributable to unitholders, Other Comprehensive Income (loss)	(6)	(2)	(2)
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	942	1,141	1,112
Attributable to non-controlling interest, Net Income (loss)	309	349	357
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(399)	(83)	(469)
Net income (loss) attributable to partnership	116	132	139
Attributable to unitholders, Other Comprehensive Income (loss)	(152)	(33)	(190)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Revenues	793	874	516
Attributable to non-controlling interest, Net Income (loss)	39	51	34
Attributable to non-controlling interest, Other Comprehensive Income (loss)	34	(4)	(91)
Net income (loss) attributable to partnership	7	7	7
Attributable to unitholders, Other Comprehensive Income (loss)	13	0	(14)
Brazilian electricity transmission operation
Disclosure of subsidiaries [line items]
Revenues	40	2
Attributable to non-controlling interest, Net Income (loss)	9	15
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(25)	(2)
Net income (loss) attributable to partnership	4	7
Attributable to unitholders, Other Comprehensive Income (loss)	(11)	(1)
Canadian district energy operation
Disclosure of subsidiaries [line items]
Revenues	127	121	118
Attributable to non-controlling interest, Net Income (loss)	5	6	7
Attributable to non-controlling interest, Other Comprehensive Income (loss)	115	85	32
Net income (loss) attributable to partnership	2	2	3
Attributable to unitholders, Other Comprehensive Income (loss)	39	29	11
U.S. district energy operation
Disclosure of subsidiaries [line items]
Revenues	137	158	149
Attributable to non-controlling interest, Net Income (loss)	(14)	(14)	(13)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	58	49	35
Net income (loss) attributable to partnership	(9)	(9)	(8)
Attributable to unitholders, Other Comprehensive Income (loss)	38	32	23
North American residential energy infrastructure operation
Disclosure of subsidiaries [line items]
Revenues	1,274	956	191
Attributable to non-controlling interest, Net Income (loss)	70	3	4
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(32)	63	(73)
Net income (loss) attributable to partnership	29	2	1
Attributable to unitholders, Other Comprehensive Income (loss)	(14)	26	(30)
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	268	266
Attributable to non-controlling interest, Net Income (loss)	(61)	(39)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(23)	(33)
Net income (loss) attributable to partnership	(19)	(12)
Attributable to unitholders, Other Comprehensive Income (loss)	(7)	(10)
Australian export terminal
Disclosure of subsidiaries [line items]
Revenues	297	308	307
Attributable to non-controlling interest, Net Income (loss)	163	15	14
Attributable to non-controlling interest, Other Comprehensive Income (loss)	35	(3)	(6)
Net income (loss) attributable to partnership	54	43	34
Attributable to unitholders, Other Comprehensive Income (loss)	16	(8)	(16)
Disposal of ownership interest, percentage				22.00%
North American rail operation
Disclosure of subsidiaries [line items]
Revenues	1,974	0
Attributable to non-controlling interest, Net Income (loss)	86	0
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(153)	(10)
Net income (loss) attributable to partnership	11	0
Attributable to unitholders, Other Comprehensive Income (loss)	(16)	(1)
U.K. ports operation
Disclosure of subsidiaries [line items]
Revenues	235	197	205
Attributable to non-controlling interest, Net Income (loss)	22	4	12
Attributable to non-controlling interest, Other Comprehensive Income (loss)	16	19	3
Net income (loss) attributable to partnership	31	7	19
Attributable to unitholders, Other Comprehensive Income (loss)	22	27	4
Australian port operation
Disclosure of subsidiaries [line items]
Revenues	381	462	522
Attributable to non-controlling interest, Net Income (loss)	(29)	(24)	(6)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	40	(1)	(33)
Net income (loss) attributable to partnership	(10)	(7)	(3)
Attributable to unitholders, Other Comprehensive Income (loss)	14	0	(11)
Chilean toll roads
Disclosure of subsidiaries [line items]
Revenues	116	162	168
Attributable to non-controlling interest, Net Income (loss)	(21)	0	(1)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(21)	27	(7)
Net income (loss) attributable to partnership	(6)	2	(1)
Attributable to unitholders, Other Comprehensive Income (loss)	2	16	(7)
Peruvian toll roads
Disclosure of subsidiaries [line items]
Revenues	81	107	92
Attributable to non-controlling interest, Net Income (loss)	7	5	3
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(54)	10	(25)
Net income (loss) attributable to partnership	1	1	1
Attributable to unitholders, Other Comprehensive Income (loss)	(11)	2	(5)
Indian toll roads
Disclosure of subsidiaries [line items]
Revenues	111	130	61
Attributable to non-controlling interest, Net Income (loss)	(24)	(19)	(12)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(4)	(6)	2
Net income (loss) attributable to partnership	(8)	(9)	(6)
Attributable to unitholders, Other Comprehensive Income (loss)	(2)	(3)	(1)
North American gas storage operation
Disclosure of subsidiaries [line items]
Revenues	143	143	150
Attributable to non-controlling interest, Net Income (loss)	(10)	12	(16)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	10	52	22
Net income (loss) attributable to partnership	(7)	9	(12)
Attributable to unitholders, Other Comprehensive Income (loss)	6	32	15
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Revenues	501	256	61
Attributable to non-controlling interest, Net Income (loss)	29	35	3
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(1)	31	(53)
Net income (loss) attributable to partnership	12	14	1
Attributable to unitholders, Other Comprehensive Income (loss)	(1)	12	(21)
U.S. data center operation
Disclosure of subsidiaries [line items]
Revenues	273	294	0
Attributable to non-controlling interest, Net Income (loss)	(32)	(22)	0
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(10)	(10)	(1)
Net income (loss) attributable to partnership	(13)	(7)	0
Attributable to unitholders, Other Comprehensive Income (loss)	(4)	(4)	0
Australian Data Center Operation
Disclosure of subsidiaries [line items]
Revenues	24	20
Attributable to non-controlling interest, Net Income (loss)	4	6
Attributable to non-controlling interest, Other Comprehensive Income (loss)	12	(3)
Net income (loss) attributable to partnership	1	2
Attributable to unitholders, Other Comprehensive Income (loss)	5	(1)
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Revenues	51	0
Attributable to non-controlling interest, Net Income (loss)	(3)	0
Attributable to non-controlling interest, Other Comprehensive Income (loss)	5	(2)
Net income (loss) attributable to partnership	(1)	0
Attributable to unitholders, Other Comprehensive Income (loss)	2	(1)
Indian telecom towers operation
Disclosure of subsidiaries [line items]
Revenues	360
Attributable to non-controlling interest, Net Income (loss)	5
Attributable to non-controlling interest, Other Comprehensive Income (loss)	69
Net income (loss) attributable to partnership	3
Attributable to unitholders, Other Comprehensive Income (loss)	14
Holding LP and other
Disclosure of subsidiaries [line items]
Revenues	9	25	23
Attributable to non-controlling interest, Net Income (loss)	(56)	(5)	(26)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	0	0	(1)
Net income (loss) attributable to partnership	(7)	(295)	108
Attributable to unitholders, Other Comprehensive Income (loss)	$ 250	$ (26)	$ 44
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Disposal of ownership interest, percentage	17.00%